Note 8 - Equity: Options (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Options

Options

On November 25, 2013, the Company issued 250,000 options to purchase 250,000 restricted shares of the Company's common stock to a consultant for services rendered. The options vested immediately in full, have a three year term, and are exercisable at $0.70 per share.

On December 12, 2013, the Company adopted an incentive stock option plan (the "Stock Option Plan"). The Stock Option Plan allows for the issuance of up to 11,000,000 options to acquire 11,000,000 restricted shares of the Company's common stock, with a maximum exercise period of ten years, to be granted to eligible employees, officers, directors, and consultants. During the year ended December 31, 2013, the Company granted 3,000,000 options to officers and directors.

On January 7, 2014, we issued to a director of the Company 750,000 options exercisable into 750,000 restricted shares of the Company's common stock at an exercise price of $0.81 per share. These options have a five year term, vested on grant date, and were recorded as compensation expense of $449,766 based on a Black-Scholes options pricing model valuation.

At March 31, 2014 and at June 30, 2014, two amortization expense entries of $56,643 each were made regarding option grants of 1,000,000 options each (exercisable into 1,000,000 shares each) which were granted to a director and to our CEO during fiscal 2013, but which may vest under certain conditions during fiscal 2014. These amortization entries totaled $226,570 for the six month period ended June 30, 2014.

The expenses of the options issuances, based on Black-Scholes valuations have been credited to Additional Paid-In Capital on the Balance Sheet.

The fair value of the options granted were calculated on the date of grant using a Black-Scholes option pricing model with the following assumptions :

GRANTEES	Vesting	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

Consultant	Immediate on November 25, 2013	0.57%	0.0%	3 years	344.2%	1.5 years	$0.70	$0.72
CFO (former)	Immediate on December 12, 2013	1.55%	0.0%	5 years	422.2%	1.5 years	$0.74	$0.74
CEO	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
CSO (former)	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
Director	Immediate on January 7, 2014	1.69%	0.0%	2 years	142.0%	2.5 years	$0.81	$0.81

*(as adjusted at March 31, 2014)

A summary of changes in outstanding stock options for the period ended June 30, 2014 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.29	$	Nil

January 7, 2014 – Grant to director	750,000	0.81	4.52		Nil
Outstanding at December 31, 2013	4,000,000	$0.61	4.33	$	Nil

* (remaining term as of June 30, 2013)
**(intrinsic value based on the closing share price of $0.5475 on June 30, 2014)

The following table summarizes information about the options outstanding at June 30, 2014:

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.70	Nil	Nil	$Nil	Nil
$0.70	250,000	$0.70	$0.07	2.65	250,000	$0.70	$Nil	2.65
$0.74	1,000,000	$0.74	$0.03	4.70	1,000,000	$0.74	$Nil	4.70
$0.81	750,000	$0.81	$0.00	4.70	750,000	$0.81	$Nil	4.70

Totals	4,000,000	$0.61	$0.09	4.33	2,000,000	$0.76	$Nil	4.33

*  (remaining term as of June 30, 2013)

**(intrinsic value based on the closing share price of $0.5475 on June 30, 2014)